As filed with the Securities and Exchange Commission on August 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2018

Date of reporting period:  June 30, 2017

Item 1. Schedules of Investments.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 87.05%	Value
	Administrative and Support Services - 4.13%
8,230	Broadridge Financial Solutions, Inc.	$621,859
5,770	ManpowerGroup, Inc.	644,220
		1,266,079
	Ambulatory Health Care Services - 2.11%
5,835	Quest Diagnostics, Inc.	648,619
	Apparel Manufacturing - 1.89%
4,609	Cintas Corp.	580,918
	Chemical Manufacturing - 3.79%
11,630	Church & Dwight Co., Inc.	603,364
10,970	H.B. Fuller Co.	560,677
		1,164,041
	Computer and Electronic Product Manufacturing - 13.33%
15,835	FLIR Systems, Inc.	548,841
5,235	Harris Corp.	571,034
3,540	L3 Technologies, Inc.	591,463
12,555	Maxim Integrated Products, Inc.	563,720
10,690	Plantronics, Inc.	559,194
8,085	ResMed, Inc.	629,579
9,745	Xilinx, Inc.	626,798
		4,090,629
	Credit Intermediation and Related Activities - 6.02%
14,580	Synovus Financial Corp.	645,019
32,225	Umpqua Holdings Corp.	591,651
18,370	Washington Federal, Inc.	609,884
		1,846,554
	Fabricated Metal Product Manufacturing - 1.95%
7,555	Crane Co.	599,716
	Food and Beverage Stores - 2.29%
16,715	Whole Foods Market, Inc.	703,869
	Food Services and Drinking Places - 1.90%
3,490	Cracker Barrel Old Country Store, Inc.	583,703
	Furniture and Home Furnishings Stores - 1.95%
12,345	Williams-Sonoma, Inc.	598,733
	Insurance Carriers and Related Activities - 3.84%
4,450	Reinsurance Group of America, Inc.	571,336
8,884	Safety Insurance Group, Inc.	606,777
		1,178,113
	Management of Companies and Enterprises - 1.88%
6,145	Cullen/Frost Bankers, Inc.	577,077
	Merchant Wholesalers, Durable Goods - 3.84%
3,155	Huntington Ingalls Industries, Inc.	587,335
11,255	Leggett & Platt, Inc.	591,225
		1,178,560
	Miscellaneous Manufacturing - 8.46%
7,690	Dover Corp.	616,892
5,870	Hasbro, Inc.	654,563
8,170	Hill-Rom Holdings, Inc.	650,414
8,280	STERIS plc	674,820
		2,596,689

	Nursing and Residential Care Facilities - 1.84%
8,060	National Healthcare Corp.	565,328
	Paper Manufacturing - 1.98%
11,805	Sonoco Products Co.	607,013
	Pipeline Transportation - 4.01%
14,200	New Jersey Resources Corp.	563,740
14,736	Targa Resources Corp.	666,067
		1,229,807
	Plastics and Rubber Products Manufacturing - 2.04%
17,875	Goodyear Tire & Rubber Co.	624,910
	Primary Metal Manufacturing - 1.89%
7,975	Reliance Steel & Aluminum Co.	580,660
	Professional, Scientific, and Technical Services - 3.97%
6,080	Jack Henry & Associates, Inc.	631,530
11,350	Leidos Holdings, Inc.	586,681
		1,218,211
	Rental and Leasing Services - 2.00%
8,533	Ryder System, Inc.	614,205
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.88%
12,090	Eaton Vance Corp.	572,099
7,723	Raymond James Financial, Inc.	619,539
		1,191,638
	Transportation Equipment Manufacturing - 4.07%
6,795	Polaris Industries, Inc.	626,703
11,948	Standard Motor Products, Inc.	623,924
		1,250,627
	Utilities - 3.99%
14,060	Avista Corp.	596,987
12,035	ONEOK, Inc.	627,746
		1,224,733
	TOTAL COMMON STOCKS (Cost $23,355,467)	26,720,432

	REITS - 10.06%
8,630	EPR Properties	620,238
7,885	Extra Space Storage, Inc.	615,030
11,780	LTC Properties, Inc.	605,375
7,585	National Health Investors, Inc.	600,732
9,790	WP Carey, Inc.	646,238
	TOTAL REITS (Cost $2,897,282)	3,087,613

	CLOSED-END FUNDS - 1.83%
14,620	Main Street Capital Corp.	562,285
	TOTAL CLOSED-END FUNDS (Cost $469,322)	562,285

Shares	MONEY MARKET FUNDS - 0.95%	Value
290,912	Fidelity Institutional Government Portfolio - Class I, 0.81% (a)	290,912
	TOTAL MONEY MARKET FUNDS (Cost $290,912)	290,912

	TOTAL INVESTMENTS IN SECURITIES (Cost $27,012,983) - 99.89%	30,661,242
	Other Assets in Excess of Liabilities - 0.11%	35,117
	NET ASSETS - 100.00%	$30,696,359

REIT -	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of June 30, 2017.

Aasgard Dividend Growth Small & Mid-Cap Fund
Notes to Schedule of Investments
June 30, 2017 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Dividend Growth Small & Mid-Cap Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$583,703	$-	$-	$583,703
Administrative Support and Waste Management	1,266,079	-	-	1,266,079
Finance and Insurance	4,216,305	-	-	4,216,305
Health Care and Social Assistance	1,213,947	-	-	1,213,947
Management of Companies and Enterprises	577,077	-	-	577,077
Manufacturing	12,095,204	-	-	12,095,204
Professional, Scientific, and Technical Services	1,218,211	-	-	1,218,211
Real Estate and Rental and Leasing	614,205	-	-	614,205
Retail Trade	1,302,601	-	-	1,302,601
Transportation and Warehousing	1,229,807	-	-	1,229,807
Utilities	1,224,733	-	-	1,224,733
Wholesale Trade	1,178,560	-	-	1,178,560
Total Common Stocks	26,720,432	-	-	26,720,432
REITs	3,087,613	-	-	3,087,613
Closed-End Funds	562,285	-	-	562,285
Money Market Funds	290,912	-	-	290,912
Total Investments in Securities	$30,661,242	$-	$-	$30,661,242

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2017, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended June 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$27,012,983

Gross unrealized appreciation	$3,890,259
Gross unrealized depreciation	(242,000)
Net unrealized appreciation	$3,648,259

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
 Douglas G. Hess, President

Date-- 8/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  8/11/2017

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  8/11/2017

* Print the name and title of each signing officer under his or her signature.